COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table summarizes the Company’s operating lease maturities as of June 30, 2021:

Amount
Remaining 2021	$159
2022	319
2022	335
2024	337
2025	339
2026	240
Thereafter	24
Total remaining lease payments	1,753
Less: Imputed interest	(668)
Total lease liabilities	$1,085